Goodwill and Intangible Assets - Schedule of Goodwill Balance (Detail) $ in Thousands	9 Months Ended
Dec. 31, 2017 USD ($)
Goodwill Roll Forward
Beginning balance	$ 5,363
Goodwill acquired	235
Effect of foreign exchange rates	14
Ending Balance	$ 5,612